Other net losses - Additional Information (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Other Income and Expenses [Abstract]
Kentucky termination costs	$ 38,795
Acquisition-related settlement payment	12,814
Legal fees	$ 831